Related Party Transactions (Details) - Schedule of nature of relationships	12 Months Ended
Dec. 31, 2022
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	An entity 100% owned by Lingyi Kong
Wenzhou Weidi Technology Co. Ltd. (“Weidi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	An entity 100% owned by Chuanlong Lin’s wife
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	An entity with Lingyi Kong as legal rep
Ruian Xiaobai New Energy Automobile Rental Co. Ltd. (“Xiaobai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	An entity 30% owned by Shengling Xiang
Chuanlong Lin [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	Executive and legal rep of the Company
Lingyi Kong [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	Controlling shareholder of the Company
Chunhua Xiang [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the Company	Relative of Lingyi Kong